[logo - Capital Research and Management (sm)]

Novembe 22, 2006

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:         Endowments
File Nos. 002-34371 and 811-01884

Ladies/Gentlemen:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on November 17, 2006 of Registrant's Post-Effective Amendment No. 58 under the Securities Act of 1933 and Amendment No. 37 under the Investment Company Act of 1940.

Sincerely,

/s/ Patrick F. Quan

Patrick F. Quan
Secretary

/pfq